Expense Example {- Fidelity® Capital Appreciation Fund} - 10.31 Fidelity Capital Appreciation Fund K PRO-09 - Fidelity® Capital Appreciation Fund - Fidelity Capital Appreciation Fund-Class K	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930